Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories	Note 19. Inventories

	As of December 31, 2021	As of December 31, 2020

Materials and spare parts	8,739	7,743
Crude oil stock (Note 6.2)	5,222	6,127

Total	13,961	13,870